SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance
Charged to Costs and Expenses
Deductions
Balance
Allowance for Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	46,957	15,077
Charged to Costs and Expenses	2,407,567	2,347,160
Deductions	2,427,381	2,427,381
Balance	27,143	46,957
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	331,191	55,780
Charged to Costs and Expenses	434,690	97,366
Deductions
Balance	$ 765,882	$ 331,191